                                AIM SECTOR FUNDS

            INVESCO ENERGY FUND - INVESTOR CLASS, CLASS A, B, C AND K INVESCO FINANCIAL SERVICES FUND - INVESTOR CLASS, CLASS A, B, C AND K INVESCO GOLD & PRECIOUS METALS FUND - INVESTOR CLASS, CLASS A, B AND C
       INVESCO HEALTH SCIENCES FUND - INVESTOR CLASS, CLASS A, B, C AND K
           INVESCO LEISURE FUND - INVESTOR CLASS, CLASS A, B, C AND K
         INVESCO TECHNOLOGY FUND - INVESTOR CLASS, CLASS A, B, C AND K
            INVESCO UTILITIES FUND - INVESTOR CLASS, CLASS A, B AND C

                         Supplement dated March 31, 2004
                   to the Prospectus dated November 20, 2003,
              as supplemented November 20, 2003, December 4, 2003,
             December 16, 2003, January 16, 2004, January 30, 2004,
                       February 5, 2004 and March 12, 2004


The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

     "FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or, if applicable, Class K shares of the Funds. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

     SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT


                                                      INVESTOR
                                                        CLASS      CLASS A     CLASS B     CLASS C     CLASS K
                                                      --------     -------     -------     -------     -------
      Maximum Front-End Sales Charge on purchases       None        5.50%        None        None        None
          as a percentage of offering price
      Maximum Contingent Deferred Sales Charge
          (CDSC) as a percentage of the lower of
          the total original cost or current            None         None(1)     5.00%(2)    1.00%(2)    None
          market value of the shares
      Maximum Sales Charge on reinvested                None         None        None        None        None
          dividends/distributions

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3,4)

    ENERGY FUND                                       INVESTOR
                                                       CLASS      CLASS A     CLASS B     CLASS C     CLASS K
                                                      --------    -------     -------     -------     -------
    Management Fees                                     0.75%       0.75%       0.75%       0.75%       0.75%
    Distribution and Service (12b-1) Fees(5)            0.25%       0.35%       1.00%       1.00%       0.45%
    Other Expenses                                      0.71%       0.71%       0.71%       0.71%       0.71%
                                                       -----       -----       -----       -----       -----
    Total Annual Fund Operating Expenses(6),(7),(8)     1.71%       1.81%       2.46%       2.46%       1.91%
                                                       =====       =====       =====       =====       =====

    FINANCIAL SERVICES FUND                           INVESTOR
                                                       CLASS      CLASS A     CLASS B     CLASS C     CLASS K
                                                      --------    -------     -------     -------     -------
    Management Fees                                     0.64%       0.64%       0.64%       0.64%       0.64%
    Distribution and Service (12b-1) Fees(5)            0.25%       0.35%       1.00%       1.00%       0.45%
    Other Expenses                                      0.48%       0.48%       0.48%       0.48%       0.48%
                                                       -----       -----       -----       -----       -----
    Total Annual Fund Operating Expenses(6),(7),(8)     1.37%       1.47%       2.12%       2.12%       1.57%
                                                       =====       =====       =====       =====       =====

    GOLD & PRECIOUS METALS FUND                        INVESTOR
                                                        CLASS      CLASS A     CLASS B     CLASS C
                                                       --------    -------     -------     -------
    Management Fees                                     0.75%       0.75%       0.75%       0.75%
    Distribution and Service (12b-1) Fees(5)            0.25%       0.35%       1.00%       1.00%
    Other Expenses                                      0.88%       0.88%       0.88%       0.88%
                                                       -----       -----       -----       -----
    Total Annual Fund Operating Expenses(6),(7),(8)     1.88%       1.98%       2.63%       2.63%
                                                       =====       =====       =====       =====

    HEALTH SCIENCES FUND                              INVESTOR
                                                        CLASS      CLASS A     CLASS B     CLASS C     CLASS K
                                                       --------    -------     -------     -------     -------
    Management Fees                                     0.64%       0.64%       0.64%       0.64%       0.64%
    Distribution and Service (12b-1) Fees(5)            0.25%       0.35%       1.00%       1.00%       0.45%
    Other Expenses                                      0.56%       0.56%       0.56%       1.56%       0.56%
                                                       -----       -----       -----       -----       -----
    Total Annual Fund Operating Expenses(6),(7),(8)     1.45%       1.55%       2.20%       2.20%       1.65%
                                                       =====       =====       =====       =====       =====

    LEISURE FUND                                      INVESTOR
                                                        CLASS      CLASS A     CLASS B     CLASS C     CLASS K
                                                       --------    -------     -------     -------     -------
    Management Fees                                     0.69%       0.69%       0.69%       0.69%       0.69%
    Distribution and Service (12b-1) Fees(5)            0.25%       0.35%       1.00%       1.00%       0.45%
    Other Expenses                                      0.60%       0.60%       0.60%       0.60%       0.60%
                                                       -----       -----       -----       -----       -----
    Total Annual Fund Operating Expenses(6),(7),(8)     1.54%       1.64%       2.29%       2.29%       1.74%
                                                       =====       =====       =====       =====       =====

    TECHNOLOGY FUND                                   INVESTOR
                                                        CLASS      CLASS A     CLASS B     CLASS C     CLASS K
                                                       --------    -------     -------     -------     -------
    Management Fees                                     0.56%       0.56%       0.56%       0.56%       0.56%
    Distribution and Service (12b-1) Fees(5)            0.25%       0.35%       1.00%       1.00%       0.45%
    Other Expenses                                      1.13%       1.13%       1.13%       1.13%       1.13%
                                                       -----       -----       -----       -----       -----
    Total Annual Fund Operating Expenses(6),(7),(9)     1.94%       2.04%       2.69%       2.69%       2.14%
                                                       =====       =====       =====       =====       =====
    Fee Waivers/Reimbursements(8)                       0.04%       0.04%       0.04%       0.04%       0.04%
    Net Expenses                                        1.90%       2.00%       2.65%       2.65%       2.10%
                                                       =====       =====       =====       =====       =====

    UTILITIES FUND                                     INVESTOR
                                                        CLASS      CLASS A     CLASS B     CLASS C
                                                       --------    -------     -------     -------
    Management Fees                                     0.75%       0.75%       0.75%       0.75%
    Distribution and Service (12b-1) Fees(5)            0.25%       0.25%       1.00%       1.00%
    Other Expenses                                      0.64%       0.64%       0.64%       0.64%
                                                       -----       -----       -----       -----
    Total Annual Fund Operating Expenses(6),(7),(8)     1.64%       1.64%       2.39%       2.39%
                                                       =====       =====       =====       =====

     (1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

     (2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

     (3) There is no guarantee that actual expenses will be the same as those shown in the table.

     (4) The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses for Gold & Precious Metals Fund, Health Sciences Fund and Leisure Fund have been restated to reflect this change. Expenses for Energy Fund, Financial Services Fund, Technology Fund and Utilities Fund have been restated to reflect this change, as well as a merger that occurred on November 24, 2003.

     (5) Because each class pays a 12b-1 distribution and service fee which is based upon each class' assets, if you own shares of a Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

     (6) The Fund's Advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 2.00%, 2.65%, 2.65% and 2.10% on Investor Class, Class A, Class B, Class C and Class K shares, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005.

     (7) The Fund's Advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) as follows: (i) INVESCO Energy Fund's Investor Class, Class A, Class B, Class C and Class K shares to none, 1.65%, 2.30%, 2.30% and 1.75%, respectively; (ii) INVESCO Financial Services Fund's Investor Class, Class A, Class B, Class C and Class K shares to none, 1.40%, 2.05%, 2.75% and 1.50%, respectively; (iii) INVESCO Gold & Precious Metals Fund's Investor Class, Class A, Class B and Class C shares to none, 2.10%, 2.75% and 2.75%, respectively; (iv) INVESCO Health Sciences Fund's Investor Class, Class A, Class B, Class C and Class K shares to none, 1.40%, 2.05%, 2.75% and 2.20%, respectively; (v) INVESCO Leisure Fund's Investor Class, Class A, Class B, Class C and Class K shares to none, 1.50%, 2.15%, 2.75% and 2.20%, respectively; (vi) INVESCO Technology Fund's Investor Class, Class A, Class B, Class C and Class K shares to none, 1.50%, 2.15%, 2.15% and none, respectively; and
          (vii) INVESCO Utilities Fund's Investor Class, Class A, Class B and Class C shares to 1.30%, 1.40%, 2.05% and 2.05%, respectively. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

     (8) The Fund's Advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's Advisor pursuant to expense limitation commitments between the Fund's Advisor and the Fund, if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's Advisor incurred the expense.

     (9) The Fund's Advisor has agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.77% and 1.95% on Investor Class and Class K shares, respectively. This expense limitation agreement is in effect through November 23, 2005.


     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the Funds to the cost of investing in other mutual funds.

     The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

    ENERGY FUND                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        ------      -------     -------     --------
      Investor Class                    $  174      $  539      $  928      $2,019
      Class A(1)                        $  724      $1,088      $1,476      $2,560
      Class B - With Redemption(1)      $  749      $1,067      $1,511      $2,636(2)
      Class B - Without Redemption      $  249      $  767      $1,311      $2,636(2)
      Class C - With Redemption(1)      $  349      $  767      $1,311      $2,796
      Class C - Without Redemption      $  249      $  767      $1,311      $2,796
      Class K                           $  194      $  600      $1,032      $2,233

FINANCIAL SERVICES FUND
      Investor Class                    $  139      $  434      $  750      $1,646
      Class A(1)                        $  691      $  989      $1,309      $2,211
      Class B - With Redemption(1)      $  715      $  964      $1,339      $2,286(2)
      Class B - Without Redemption      $  215      $  664      $1,139      $2,286(2)
      Class C - With Redemption(1)      $  315      $  664      $1,139      $2,452
      Class C - Without Redemption      $  215      $  664      $1,139      $2,452
      Class K                           $  160      $  496      $  855      $1,867

GOLD & PRECIOUS METALS FUND                1 YEAR      3 YEARS     5 YEARS     10 YEARS
      Investor Class                        $  191      $  591      $1,016      $2,201
      Class A(1)                            $  740      $1,137      $1,559      $2,729
      Class B - With Redemption(1)          $  766      $1,117      $1,595      $2,806(2)
      Class B - Without Redemption          $  266      $  817      $1,395      $2,806(2)
      Class C - With Redemption(1)          $  366      $  817      $1,395      $2,964
      Class C - Without Redemption          $  266      $  817      $1,395      $2,964

HEALTH SCIENCES FUND
      Investor Class                        $  148      $  459      $  792      $1,735
      Class A(1)                            $  699      $1,013      $1,348      $2,294
      Class B - With Redemption(1)          $  723      $  988      $1,380      $2,370(2)
      Class B - Without Redemption          $  223      $  688      $1,180      $2,370(2)
      Class C - With Redemption(1)          $  323      $  688      $1,180      $2,534
      Class C - Without Redemption          $  223      $  688      $1,180      $2,534
      Class K                               $  168      $  520      $  897      $1,955

LEISURE FUND
      Investor Class                        $  157      $  486      $  839      $1,834
      Class A(1)                            $  708      $1,039      $1,393      $2,387
      Class B - With Redemption(1)          $  732      $1,015      $1,425      $2,463(2)
      Class B - Without Redemption          $  232      $  715      $1,225      $2,463(2)
      Class C - With Redemption(1)          $  332      $  715      $1,225      $2,626
      Class C - Without Redemption          $  232      $  715      $1,225      $2,626
      Class K                               $  177      $  548      $  944      $2,052

TECHNOLOGY FUND
      Investor Class(3)                     $  193      $  605      $1,043      $2,261
      Class A(1),(3)                        $  742      $1,151      $1,584      $2,786
      Class B - With Redemption(1),(3)      $  768      $1,132      $1,621      $2,863(2)
      Class B - Without Redemption(3)       $  268      $  832      $1,421      $2,863(2)
      Class C - With Redemption(1),(3)      $  368      $  832      $1,421      $3,019
      Class C - Without Redemption(3)       $  268      $  832      $1,421      $3,019
      Class K(3)                            $  213      $  666      $1,146      $2,469

UTILITIES FUND
      Investor Class                        $  167      $  517      $  892      $1,944
      Class A(1)                            $  708      $1,039      $1,393      $2,387
      Class B - With Redemption(1)          $  742      $1,045      $1,475      $2,540(2)
      Class B - Without Redemption          $  242      $  745      $1,275      $2,540(2)
      Class C - With Redemption(1)          $  342      $  745      $1,275      $2,726
      Class C - Without Redemption          $  242      $  745      $1,275      $2,726

     (1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

     (2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."

     (3) Class expenses remain the same for each period (except that the Example reflects the contractual expenses reimbursements by the Advisor for the one-year period and the first year of the three-, five-, and ten-year periods)."

                                AIM SECTOR FUNDS

                  INVESCO TECHNOLOGY FUND - INSTITUTIONAL CLASS

                         Supplement dated March 31, 2004
                   to the Prospectus dated November 20, 2003,
              as supplemented December 4, 2003, December 16, 2003,
              January 16, 2004, January 30, 2004 and March 12, 2004


The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES"

     "FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

     SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

     You pay no fees to purchase Institutional Class shares of the Fund, to exchange to another INVESCO or AIM Fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(1,2)

     Management Fees                                            0.56%
     Distribution and Service (12b-1) Fees                      None
     Other Expenses(1)                                          0.41%
                                                               -----
     Total Annual Fund Operating Expenses(3),(4)                0.97%
                                                               =====

     (1) There is no guarantee that actual expenses will be the same as those shown in the table.

     (2) The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses have been restated to reflect this change, as well as a merger that occurred on November 24, 2003.

     (3) The Fund's Advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.15% on Institutional Class shares. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. This expense limitation agreement may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

     (4) The Fund's Advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's Advisor pursuant to expense limitation commitments between the Fund's Advisor and the Fund, if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's Advisor incurred the expense.

     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

     The Example assumes that you invested $10,000 in Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 ------     -------     -------     --------
                   $99       $309        $536        $1,190"

                                       1